Land Use Rights, Net	12 Months Ended
Sep. 30, 2023
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

NOTE 8 – LAND USE RIGHTS, NET

Land use rights as of September 30, 2023 and 2022 consisted of the following:

	September 30, 2023	September 30, 2022
Land use rights, at cost	$1,734,351	$1,454,194
Less: accumulated amortization	(252,756)	(169,603)
Total land use rights, net	$1,481,595	$1,284,591

Amortization expense for land use rights were $90,403, $78,926 and $85,842 for the fiscal years ended September 30, 2023,2022 and 2021, respectively. For the fiscal years ended September 30, 2023 and 2022, the Company recorded no impairment for land use rights, nor pledged land use rights to secure bank loans.

Estimated future amortization expense for land use rights is as follows as of September 30, 2023:

Years ending September 30,	Amortization expense
2024	$87,396
2025	87,396
2026	87,396
2027	87,396
2028	87,396
Thereafter	1,044,615
Total	$1,481,595